Inventories (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories, net
Crude oil	$ 3,305,965	$ 1,719,426
Fuels and petrochemicals	2,845,486	1,407,297
Materials for goods production	2,246,761	1,927,237
Inventories, net	$ 8,398,212	$ 5,053,960